Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MFS VARIABLE INSURANCE TRUST
Entity Central Index Key	0000918571
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
C000007302 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$54	0.53%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	0.53%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Total Return Bond Series (fund) provided a total return of 2.55%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    The fund's overweight allocation and bond selection within the both financial institutions and industrials sectors, particularly in BBB- and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection across the mortgage-backed securities (MBS) agency fixed rate sector, primarily AA-rated bonds, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	2.55%	0.39%	1.89%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 1,518,018,454
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 7,427,804	[1]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,518,018,454	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	779	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	7,427,804
Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit quality
AAA	10.7%
AA	4.6%
A	9.7%
BBB	25.2%
BB	5.0%
B	1.4%
U.S. Government	20.1%
Federal Agencies	20.4%
Not Rated	0.4%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007303 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Bond Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Bond Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$79	0.78%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Total Return Bond Series (fund) provided a total return of 2.33%, at net asset value. This compares with a return of 1.25% for the fund’s benchmark, the Bloomberg U.S. Aggregate Bond Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Bloomberg U.S. Aggregate Bond Index:
    The fund's exposure to the collateralized mortgage obligations (CMO) sector, for which the benchmark has no exposure, benefited relative performance.
    The fund's overweight allocation and bond selection within the both financial institutions and industrials sectors, particularly in BBB- and A-rated bonds, also supported relative returns.
  Top detractors from performance relative to the Bloomberg U.S. Aggregate Bond Index:
    Bond selection across the mortgage-backed securities (MBS) agency fixed rate sector, primarily AA-rated bonds, held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	2.33%	0.14%	1.64%
Comparative Benchmark(s)
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 1,518,018,454
Holdings Count | Holding	779
Advisory Fees Paid, Amount	$ 7,427,804	[2]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,518,018,454	Average Effective Maturity (yrs):	7.2
Total Number of Holdings:	779	Average Effective Duration (yrs):	6.0
Total Management Fee ($)#:	7,427,804
Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.5%
Composition including fixed income credit quality
AAA	10.7%
AA	4.6%
A	9.7%
BBB	25.2%
BB	5.0%
B	1.4%
U.S. Government	20.1%
Federal Agencies	20.4%
Not Rated	0.4%
Money Market Funds	2.5%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007306 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$84	0.77%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Research Series (fund) provided a total return of 18.87%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the technology, capital goods, and consumer cyclicals sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	18.87%	11.88%	11.66%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 767,051,095
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 5,629,461	[3]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	767,051,095	Total Management Fee ($)#:	5,629,461
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	39.6%
Financial Services	13.2%
Capital Goods	12.4%
Consumer Cyclicals	12.4%
Health Care	10.7%
Energy	5.7%
Consumer Staples	3.6%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.2%
Alphabet, Inc., "A"	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	3.1%
JPMorgan Chase & Co.	2.3%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.2%
Alphabet, Inc., "A"	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	3.1%
JPMorgan Chase & Co.	2.3%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 0.76% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 0.76% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007307 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Research Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Research Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.02%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Research Series (fund) provided a total return of 18.56%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the health care sector benefited relative performance.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Stock selection within the technology, capital goods, and consumer cyclicals sectors held back relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	18.56%	11.60%	11.38%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 767,051,095
Holdings Count | Holding	108
Advisory Fees Paid, Amount	$ 5,629,461	[4]
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	767,051,095	Total Management Fee ($)#:	5,629,461
Total Number of Holdings:	108	Portfolio Turnover Rate (%):	22
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Global equity sectors
Technology	39.6%
Financial Services	13.2%
Capital Goods	12.4%
Consumer Cyclicals	12.4%
Health Care	10.7%
Energy	5.7%
Consumer Staples	3.6%
Telecommunications and Cable Television	1.7%
Top ten holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.2%
Alphabet, Inc., "A"	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	3.1%
JPMorgan Chase & Co.	2.3%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	7.6%
NVIDIA Corp.	6.1%
Amazon.com, Inc.	5.2%
Alphabet, Inc., "A"	4.3%
Apple, Inc.	4.2%
Meta Platforms, Inc., "A"	3.6%
Visa, Inc., "A"	3.1%
JPMorgan Chase & Co.	2.3%
Salesforce, Inc.	1.8%
Accenture PLC, "A"	1.5%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 1.01% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total operating expenses do not exceed 1.01% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007310 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$63	0.61%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Total Return Series (fund) provided a total return of 7.75%, at net asset value. This compares with returns of 25.02% and 1.25% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 15.04%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an overweight position and stock selection within the financials sector benefited relative performance.
    Within the fixed income portion of the fund, the fund's exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, contributed to relative performance. Additionally, favorable bond selection and an overweight allocation to the financial institutions sector, primarily across A-rated bonds, further strengthened relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position within the information technology sector detracted from relative performance. Additionally, stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
    Within the fixed income portion of the fund, bond selection within the MBS agency fixed rate sector, particularly AA-rated securities, weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	7.75%	6.16%	6.46%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Total Return Blended Index ∆	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 2,098,596,158
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 14,337,903	[5]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,098,596,158	Total Management Fee ($)#:	14,337,903
Total Number of Holdings:	968	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	60.1%
Fixed Income	38.8%
Money Market Funds	1.1%
Equity sectors
Financials	16.8%
Health Care	9.8%
Industrials	8.2%
Consumer Staples	4.6%
Information Technology	4.4%
Communication Services	4.3%
Energy	4.0%
Utilities	3.2%
Consumer Discretionary	2.4%
Materials	2.4%
Composition including fixed income credit quality
AAA	4.8%
AA	1.9%
A	5.3%
BBB	8.0%
CCC	0.0%
U.S. Government	7.1%
Federal Agencies	11.7%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007311 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Total Return Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Total Return Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$89	0.86%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.86%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Total Return Series (fund) provided a total return of 7.46%, at net asset value. This compares with returns of 25.02% and 1.25% for the fund’s benchmarks, the Standard & Poor's 500 Stock Index and the Bloomberg U.S. Aggregate Bond Index, respectively. The fund’s other benchmark, the MFS Total Return Blended Index (Blended Index), generated a return of 15.04%. The Blended Index reflects the blended returns of broad asset class indices, with percentage allocations to each index designed to resemble the broad asset class allocations of the fund. The market indices and related percentage allocations used to compile the Blended Index are set forth in the Fund Performance.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, an overweight position and stock selection within the financials sector benefited relative performance.
    Within the fixed income portion of the fund, the fund's exposure to collateralized mortgage obligations (CMOs), for which the benchmark has no exposure, and its underweight allocation to the treasury sector, contributed to relative performance. Additionally, favorable bond selection and an overweight allocation to the financial institutions sector, primarily across A-rated bonds, further strengthened relative results.
  Top detractors from performance relative to the MFS Total Return Blended Index:
    Within the equity portion of the fund, stock selection and an underweight position within the information technology sector detracted from relative performance. Additionally, stock selection within both the communication services and consumer discretionary sectors also weakened relative results.
    Within the fixed income portion of the fund, bond selection within the MBS agency fixed rate sector, particularly AA-rated securities, weighed on relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	7.46%	5.89%	6.20%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
MFS Total Return Blended Index ∆	15.04%	8.67%	8.52%
Bloomberg U.S. Aggregate Bond Index ∆	1.25%	(0.33)%	1.35%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 2,098,596,158
Holdings Count | Holding	968
Advisory Fees Paid, Amount	$ 14,337,903	[6]
Investment Company Portfolio Turnover	58.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,098,596,158	Total Management Fee ($)#:	14,337,903
Total Number of Holdings:	968	Portfolio Turnover Rate (%):	58
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	60.1%
Fixed Income	38.8%
Money Market Funds	1.1%
Equity sectors
Financials	16.8%
Health Care	9.8%
Industrials	8.2%
Consumer Staples	4.6%
Information Technology	4.4%
Communication Services	4.3%
Energy	4.0%
Utilities	3.2%
Consumer Discretionary	2.4%
Materials	2.4%
Composition including fixed income credit quality
AAA	4.8%
AA	1.9%
A	5.3%
BBB	8.0%
CCC	0.0%
U.S. Government	7.1%
Federal Agencies	11.7%
Not Rated	0.0%
Non-Fixed Income	60.1%
Money Market Funds	1.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000007312 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.78%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Utilities Series (fund) provided a total return of 11.66%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 23.43%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The combination of stock selection and an underweight position in the water utilities industry contributed to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Security selection within the electric power industry weakened relative performance. The fund’s holdings in the wireless communications industry, for which the benchmark has no exposure, also held back relative returns. Additionally, an overweight position and stock selection in the energy - renewables industry further detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.66%	5.88%	6.29%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
Standard & Poor's 500 Utilities Index ∆	23.43%	6.61%	8.43%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 1,106,088,304
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,110,999	[7]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,106,088,304	Total Management Fee ($)#:	8,110,999
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
NextEra Energy, Inc.	11.0%
PG&E Corp.	7.7%
Constellation Energy	6.0%
Sempra Energy	5.0%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.9%
Ameren Corp.	4.5%
Dominion Energy, Inc.	4.2%
Edison International	4.2%
PPL Corp.	3.9%
Issuer country weightings
United States	81.9%
United Kingdom	4.7%
Germany	3.4%
Portugal	2.9%
Italy	2.3%
Spain	2.0%
Canada	0.8%
Greece	0.5%
Denmark	0.5%
Other Countries	1.0%
Top five industries
Utilities - Electric Power	87.9%
Telecommunications - Wireless	5.4%
Energy - Renewables	2.5%
Natural Gas - Distribution	2.1%
Utilities - Water	1.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.0%
PG&E Corp.	7.7%
Constellation Energy	6.0%
Sempra Energy	5.0%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.9%
Ameren Corp.	4.5%
Dominion Energy, Inc.	4.2%
Edison International	4.2%
PPL Corp.	3.9%

C000007313 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Utilities Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Utilities Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Utilities Series (fund) provided a total return of 11.34%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index. The fund's other benchmark, the Standard & Poor's 500 Utilities Index, generated a return of 23.43%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor’s 500 Utilities Index:
    The combination of stock selection and an underweight position in the water utilities industry contributed to relative performance.
  Top detractors from performance relative to the Standard & Poor’s 500 Utilities Index:
    Security selection within the electric power industry weakened relative performance. The fund’s holdings in the wireless communications industry, for which the benchmark has no exposure, also held back relative returns. Additionally, an overweight position and stock selection in the energy - renewables industry further detracted from relative performance.
    During the reporting period, the fund's relative currency exposure, resulting primarily from differences between the fund's and the benchmark's exposures to holdings of securities denominated in foreign currencies, was another factor that held back relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.34%	5.61%	6.02%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
Standard & Poor's 500 Utilities Index ∆	23.43%	6.61%	8.43%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 1,106,088,304
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 8,110,999	[8]
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	1,106,088,304	Total Management Fee ($)#:	8,110,999
Total Number of Holdings:	38	Portfolio Turnover Rate (%):	10
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	97.8%
Money Market Funds	2.2%
Top ten holdings
NextEra Energy, Inc.	11.0%
PG&E Corp.	7.7%
Constellation Energy	6.0%
Sempra Energy	5.0%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.9%
Ameren Corp.	4.5%
Dominion Energy, Inc.	4.2%
Edison International	4.2%
PPL Corp.	3.9%
Issuer country weightings
United States	81.9%
United Kingdom	4.7%
Germany	3.4%
Portugal	2.9%
Italy	2.3%
Spain	2.0%
Canada	0.8%
Greece	0.5%
Denmark	0.5%
Other Countries	1.0%
Top five industries
Utilities - Electric Power	87.9%
Telecommunications - Wireless	5.4%
Energy - Renewables	2.5%
Natural Gas - Distribution	2.1%
Utilities - Water	1.5%
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Largest Holdings [Text Block]
Top ten holdings
NextEra Energy, Inc.	11.0%
PG&E Corp.	7.7%
Constellation Energy	6.0%
Sempra Energy	5.0%
Xcel Energy, Inc.	5.0%
DTE Energy Co.	4.9%
Ameren Corp.	4.5%
Dominion Energy, Inc.	4.2%
Edison International	4.2%
PPL Corp.	3.9%

C000007314 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$73	0.69%

Expenses Paid, Amount	$ 73
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Value Series (fund) provided a total return of 11.61%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 14.37%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The combination of security selection and an overweight allocation to the financials sector contributed to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the consumer staples and industrials sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	11.61%	8.03%	8.63%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Value Index +∆	14.37%	8.68%	8.49%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 2,512,495,172
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 17,237,897	[9]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,512,495,172	Total Management Fee ($)#:	17,237,897
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	29.7%
Industrials	17.0%
Health Care	14.2%
Utilities	9.1%
Information Technology	7.9%
Consumer Staples	7.7%
Energy	6.1%
Consumer Discretionary	3.6%
Materials	2.2%
Real Estate	1.9%
Communication Services	0.2%
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.8%
Cigna Group	2.8%
McKesson Corp.	2.7%
Aon PLC	2.6%
American Express Co.	2.6%
Marsh & McLennan Cos., Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co.	2.2%
ConocoPhillips	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.8%
Cigna Group	2.8%
McKesson Corp.	2.7%
Aon PLC	2.6%
American Express Co.	2.6%
Marsh & McLennan Cos., Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co.	2.2%
ConocoPhillips	2.1%

C000007315 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Value Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Value Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$99	0.94%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Value Series (fund) provided a total return of 11.35%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Value Index, generated a return of 14.37%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Value Index:
    The combination of security selection and an overweight allocation to the financials sector contributed to relative performance.
  Top detractors from performance relative to the Russell 1000® Value Index:
    Security selection within both the consumer staples and industrials sectors detracted from relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	11.35%	7.76%	8.36%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Value Index +∆	14.37%	8.68%	8.49%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Value Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Value Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 2,512,495,172
Holdings Count | Holding	71
Advisory Fees Paid, Amount	$ 17,237,897	[10]
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,512,495,172	Total Management Fee ($)#:	17,237,897
Total Number of Holdings:	71	Portfolio Turnover Rate (%):	15
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Financials	29.7%
Industrials	17.0%
Health Care	14.2%
Utilities	9.1%
Information Technology	7.9%
Consumer Staples	7.7%
Energy	6.1%
Consumer Discretionary	3.6%
Materials	2.2%
Real Estate	1.9%
Communication Services	0.2%
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.8%
Cigna Group	2.8%
McKesson Corp.	2.7%
Aon PLC	2.6%
American Express Co.	2.6%
Marsh & McLennan Cos., Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co.	2.2%
ConocoPhillips	2.1%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
JPMorgan Chase & Co.	4.9%
Progressive Corp.	3.8%
Cigna Group	2.8%
McKesson Corp.	2.7%
Aon PLC	2.6%
American Express Co.	2.6%
Marsh & McLennan Cos., Inc.	2.4%
Morgan Stanley	2.3%
Boeing Co.	2.2%
ConocoPhillips	2.1%

C000007316 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.72%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.72%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Growth Series (fund) provided a total return of 31.47%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within both the health care and industrials sectors benefited relative performance.
    The combination of an overweight allocation and stock selection within the communication services sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the information technology sector detracted from relative performance.
    The combination of an overweight allocation and stock selection within the materials sector also hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	31.47%	14.74%	15.11%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Growth Index +∆	33.36%	18.96%	16.78%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 2,163,241,239
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,184,933	[11]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,163,241,239	Total Management Fee ($)#:	14,184,933
Total Number of Holdings:	69	Portfolio Turnover Rate (%):	33
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	39.6%
Communication Services	15.2%
Consumer Discretionary	13.3%
Financials	11.6%
Industrials	7.5%
Health Care	6.8%
Materials	2.0%
Consumer Staples	1.4%
Utilities	0.8%
Energy	0.8%
Real Estate	0.5%
Top ten holdings
Microsoft Corp.	11.5%
NVIDIA Corp.	8.3%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., "A"	6.2%
Apple, Inc.	5.9%
Alphabet, Inc., "A"	5.7%
Tesla, Inc.	3.4%
Mastercard, Inc., "A"	3.3%
KKR & Co., Inc.	1.9%
Visa, Inc., "A"	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	11.5%
NVIDIA Corp.	8.3%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., "A"	6.2%
Apple, Inc.	5.9%
Alphabet, Inc., "A"	5.7%
Tesla, Inc.	3.4%
Mastercard, Inc., "A"	3.3%
KKR & Co., Inc.	1.9%
Visa, Inc., "A"	1.6%

C000007317 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Growth Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$112	0.97%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Growth Series (fund) provided a total return of 31.15%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 1000® Growth Index, generated a return of 33.36%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 1000® Growth Index:
    Security selection within both the health care and industrials sectors benefited relative performance.
    The combination of an overweight allocation and stock selection within the communication services sector further supported relative returns.
  Top detractors from performance relative to the Russell 1000® Growth Index:
    Security selection within the information technology sector detracted from relative performance.
    The combination of an overweight allocation and stock selection within the materials sector also hindered relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	31.15%	14.46%	14.82%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 1000® Growth Index +∆	33.36%	18.96%	16.78%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 1000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 1000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 2,163,241,239
Holdings Count | Holding	69
Advisory Fees Paid, Amount	$ 14,184,933	[12]
Investment Company Portfolio Turnover	33.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	2,163,241,239	Total Management Fee ($)#:	14,184,933
Total Number of Holdings:	69	Portfolio Turnover Rate (%):	33
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.5%
Money Market Funds	0.5%
Equity sectors
Information Technology	39.6%
Communication Services	15.2%
Consumer Discretionary	13.3%
Financials	11.6%
Industrials	7.5%
Health Care	6.8%
Materials	2.0%
Consumer Staples	1.4%
Utilities	0.8%
Energy	0.8%
Real Estate	0.5%
Top ten holdings
Microsoft Corp.	11.5%
NVIDIA Corp.	8.3%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., "A"	6.2%
Apple, Inc.	5.9%
Alphabet, Inc., "A"	5.7%
Tesla, Inc.	3.4%
Mastercard, Inc., "A"	3.3%
KKR & Co., Inc.	1.9%
Visa, Inc., "A"	1.6%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	11.5%
NVIDIA Corp.	8.3%
Amazon.com, Inc.	7.5%
Meta Platforms, Inc., "A"	6.2%
Apple, Inc.	5.9%
Alphabet, Inc., "A"	5.7%
Tesla, Inc.	3.4%
Mastercard, Inc., "A"	3.3%
KKR & Co., Inc.	1.9%
Visa, Inc., "A"	1.6%

C000007318 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$95	0.92%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Global Equity Series (fund) provided a total return of 5.58%, at net asset value. This compares with a return of 18.67% for the fund’s benchmark, the MSCI World Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI World Index:
    The fund's avoidance of all stocks within both the energy and real estate sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Security selection and an underweight position in the information technology sector detracted from relative performance.
    Security selection within the consumer staples, communication services, and consumer discretionary sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	5.58%	5.66%	7.38%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	18.67%	11.17%	9.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 46,577,652
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 444,525	[13]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	46,577,652	Total Management Fee ($)#:	444,525
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.3%
Microsoft Corp.	2.6%
Alphabet, Inc., "A"	2.6%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Willis Towers Watson PLC	2.3%
Medtronic PLC	2.3%
Honeywell International, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
Issuer country weightings
United States	55.1%
France	10.8%
United Kingdom	9.3%
Switzerland	7.4%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.5%
Netherlands	1.9%
Other Countries	3.7%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.3%
Microsoft Corp.	2.6%
Alphabet, Inc., "A"	2.6%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Willis Towers Watson PLC	2.3%
Medtronic PLC	2.3%
Honeywell International, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.9%

C000007319 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global Equity Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Global Equity Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$120	1.17%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.17%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Global Equity Series (fund) provided a total return of 5.36%, at net asset value. This compares with a return of 18.67% for the fund’s benchmark, the MSCI World Index (net div).
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the MSCI World Index:
    The fund's avoidance of all stocks within both the energy and real estate sectors contributed to relative performance.
  Top detractors from performance relative to the MSCI World Index:
    Security selection and an underweight position in the information technology sector detracted from relative performance.
    Security selection within the consumer staples, communication services, and consumer discretionary sectors also hindered relative results.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	5.36%	5.40%	7.11%
Comparative Benchmark(s)
MSCI World Index (net div) ∆	18.67%	11.17%	9.95%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 46,577,652
Holdings Count | Holding	85
Advisory Fees Paid, Amount	$ 444,525	[14]
Investment Company Portfolio Turnover	20.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	46,577,652	Total Management Fee ($)#:	444,525
Total Number of Holdings:	85	Portfolio Turnover Rate (%):	20
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Top ten holdings
Visa, Inc., "A"	3.3%
Microsoft Corp.	2.6%
Alphabet, Inc., "A"	2.6%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Willis Towers Watson PLC	2.3%
Medtronic PLC	2.3%
Honeywell International, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.9%
Issuer country weightings
United States	55.1%
France	10.8%
United Kingdom	9.3%
Switzerland	7.4%
Spain	3.3%
Germany	3.1%
Canada	2.9%
Japan	2.5%
Netherlands	1.9%
Other Countries	3.7%

Largest Holdings [Text Block]
Top ten holdings
Visa, Inc., "A"	3.3%
Microsoft Corp.	2.6%
Alphabet, Inc., "A"	2.6%
Schneider Electric SE	2.6%
Charles Schwab Corp.	2.6%
Willis Towers Watson PLC	2.3%
Medtronic PLC	2.3%
Honeywell International, Inc.	2.2%
Thermo Fisher Scientific, Inc.	2.2%
LVMH Moet Hennessy Louis Vuitton SE	1.9%

C000007324 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$83	0.76%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Investors Trust Series (fund) provided a total return of 19.52%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector benefited relative performance.
    Stock selection and an overweight position in the financials sector also supported relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the information technology and communication services sectors held back relative returns.
    Stock selection and an overweight position in the consumer staples sector further dampened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	19.52%	11.39%	11.09%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 817,821,120
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 6,051,319	[15]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	817,821,120	Total Management Fee ($)#:	6,051,319
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	28.3%
Financials	18.2%
Industrials	11.6%
Health Care	10.3%
Consumer Discretionary	7.5%
Communication Services	7.2%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Fiserv, Inc.	2.2%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Fiserv, Inc.	2.2%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.74% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Initial Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.74% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007325 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Investors Trust Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Investors Trust Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$111	1.01%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Investors Trust Series (fund) provided a total return of 19.22%, at net asset value. This compares with a return of 25.02% for the fund’s benchmark, the Standard & Poor's 500 Stock Index.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within the industrials sector benefited relative performance.
    Stock selection and an overweight position in the financials sector also supported relative results.
  Top detractors from performance relative to the Standard & Poor's 500 Stock Index:
    Security selection within both the information technology and communication services sectors held back relative returns.
    Stock selection and an overweight position in the consumer staples sector further dampened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to a broad measure of market performance.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of a broad measure of market performance over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	19.22%	11.12%	10.81%
Comparative Benchmark(s)
Standard & Poor's 500 Stock Index ∆	25.02%	14.53%	13.10%
∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Material Change Date	Aug. 01, 2024
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 817,821,120
Holdings Count | Holding	65
Advisory Fees Paid, Amount	$ 6,051,319	[16]
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	817,821,120	Total Management Fee ($)#:	6,051,319
Total Number of Holdings:	65	Portfolio Turnover Rate (%):	25
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.6%
Money Market Funds	0.4%
Equity sectors
Information Technology	28.3%
Financials	18.2%
Industrials	11.6%
Health Care	10.3%
Consumer Discretionary	7.5%
Communication Services	7.2%
Consumer Staples	7.1%
Utilities	3.4%
Energy	3.2%
Real Estate	1.5%
Materials	1.3%
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Fiserv, Inc.	2.2%
ConocoPhillips	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Microsoft Corp.	8.2%
Alphabet, Inc., "A"	5.6%
NVIDIA Corp.	5.6%
Amazon.com, Inc.	5.4%
Apple, Inc.	4.5%
JPMorgan Chase & Co.	2.8%
Visa, Inc., "A"	2.7%
Salesforce, Inc.	2.6%
Fiserv, Inc.	2.2%
ConocoPhillips	2.0%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.99% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Material Fund Change Expenses [Text Block]
Effective August 1, 2024, for Service Class shares, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total operating expenses do not exceed 0.99% annually of the class’s average daily net assets. This written agreement will continue until modified by the fund’s Board Trustees, but such agreement will continue at least until April 30, 2026.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the fund since January 1, 2024. For more complete information, you may review the fund's next prospectus, which we expect to be available on April 30, 2025 at insurancefunds.mfs.com or upon request at 1‑800‑225‑2606.

Updated Prospectus Phone Number	1‑800‑225‑2606
Updated Prospectus Web Address	insurancefunds.mfs.com
C000007326 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$86	0.80%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS Mid Cap Growth Series (fund) provided a total return of 14.72%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 22.10%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Security selection within the industrials sector contributed to relative performance.
    A combination of stock selection and an overweight allocation to the communication services sector also benefited relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Security selection and an underweight position in the information technology sector weakened relative performance.
    Stock selection within both the consumer discretionary and financials sectors also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	14.72%	9.10%	11.70%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell Midcap® Growth Index +∆	22.10%	11.47%	11.54%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 356,460,356
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,626,323	[17]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	356,460,356	Total Management Fee ($)#:	2,626,323
Total Number of Holdings:	96	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Industrials	24.3%
Information Technology	20.8%
Financials	14.9%
Consumer Discretionary	11.3%
Health Care	10.5%
Communication Services	8.1%
Energy	3.2%
Real Estate	2.0%
Materials	1.6%
Utilities	1.5%
Consumer Staples	1.1%
Top ten holdings
Howmet Aerospace, Inc.	3.2%
Spotify Technology S.A.	2.8%
Take-Two Interactive Software, Inc.	2.6%
Guidewire Software, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.1%
Wabtec Corp.	2.1%
MSCI, Inc.	1.9%
LPL Financial Holdings, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.2%
Spotify Technology S.A.	2.8%
Take-Two Interactive Software, Inc.	2.6%
Guidewire Software, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.1%
Wabtec Corp.	2.1%
MSCI, Inc.	1.9%
LPL Financial Holdings, Inc.	1.8%

C000007327 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Mid Cap Growth Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS Mid Cap Growth Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$113	1.05%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS Mid Cap Growth Series (fund) provided a total return of 14.44%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell Midcap® Growth Index, generated a return of 22.10%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell Midcap® Growth Index:
    Security selection within the industrials sector contributed to relative performance.
    A combination of stock selection and an overweight allocation to the communication services sector also benefited relative returns.
  Top detractors from performance relative to the Russell Midcap® Growth Index:
    Security selection and an underweight position in the information technology sector weakened relative performance.
    Stock selection within both the consumer discretionary and financials sectors also detracted from relative returns.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	14.44%	8.85%	11.43%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell Midcap® Growth Index +∆	22.10%	11.47%	11.54%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell Midcap® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell Midcap® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 356,460,356
Holdings Count | Holding	96
Advisory Fees Paid, Amount	$ 2,626,323	[18]
Investment Company Portfolio Turnover	44.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	356,460,356	Total Management Fee ($)#:	2,626,323
Total Number of Holdings:	96	Portfolio Turnover Rate (%):	44
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	99.3%
Money Market Funds	0.7%
Equity sectors
Industrials	24.3%
Information Technology	20.8%
Financials	14.9%
Consumer Discretionary	11.3%
Health Care	10.5%
Communication Services	8.1%
Energy	3.2%
Real Estate	2.0%
Materials	1.6%
Utilities	1.5%
Consumer Staples	1.1%
Top ten holdings
Howmet Aerospace, Inc.	3.2%
Spotify Technology S.A.	2.8%
Take-Two Interactive Software, Inc.	2.6%
Guidewire Software, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.1%
Wabtec Corp.	2.1%
MSCI, Inc.	1.9%
LPL Financial Holdings, Inc.	1.8%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
Howmet Aerospace, Inc.	3.2%
Spotify Technology S.A.	2.8%
Take-Two Interactive Software, Inc.	2.6%
Guidewire Software, Inc.	2.3%
Verisk Analytics, Inc., "A"	2.2%
Tyler Technologies, Inc.	2.2%
Gartner, Inc.	2.1%
Wabtec Corp.	2.1%
MSCI, Inc.	1.9%
LPL Financial Holdings, Inc.	1.8%

C000007329 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Initial Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Class	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Initial Class shares of the MFS New Discovery Series (fund) provided a total return of 6.72%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 15.15%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within the energy sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within the information technology, consumer discretionary, health care, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Initial Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Initial Class	6.72%	4.96%	9.19%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Growth Index +∆	15.15%	6.86%	8.09%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/ic for more recent performance information.
Net Assets	$ 713,518,584
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,330,541	[19]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	713,518,584	Total Management Fee ($)#:	6,330,541
Total Number of Holdings:	113	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	95.4%
Money Market Funds	4.6%
Equity sectors
Health Care	23.9%
Industrials	19.7%
Information Technology	19.5%
Consumer Discretionary	10.0%
Financials	7.1%
Energy	6.3%
Consumer Staples	3.1%
Real Estate	3.0%
Materials	2.4%
Communication Services	0.4%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
Crane Co.	1.9%
SentinelOne, Inc., "A"	1.8%
Guidewire Software, Inc.	1.8%
RB Global, Inc.	1.7%
Genius Sports Ltd.	1.6%
TopBuild Corp.	1.5%
Flowserve Corp.	1.5%
nVent Electric PLC	1.5%
GFL Environmental, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
Crane Co.	1.9%
SentinelOne, Inc., "A"	1.8%
Guidewire Software, Inc.	1.8%
RB Global, Inc.	1.7%
Genius Sports Ltd.	1.6%
TopBuild Corp.	1.5%
Flowserve Corp.	1.5%
nVent Electric PLC	1.5%
GFL Environmental, Inc.	1.4%

C000007330 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® New Discovery Series
Class Name	Service Class
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about MFS New Discovery Series for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at insurancefunds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	insurancefunds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
  For the twelve months ended December 31, 2024, Service Class shares of the MFS New Discovery Series (fund) provided a total return of 6.44%, at net asset value. This compares with a return of 23.81% for the fund’s benchmark, the Russell 3000® Index. The fund's other benchmark, the Russell 2000® Growth Index, generated a return of 15.15%.
  Moderating inflation pressures allowed many global central banks to ease monetary policy during the period. However, the pace of disinflation slowed toward the end of the period, particularly in the United States.
  Geopolitical strains remained high amid ongoing conflicts in Ukraine and in the Middle East, while relations between China and the US remained tense. At the end of the period, China unveiled a sizable stimulus package aimed at shoring up its property sector and the finances of highly indebted local governments.
  Toward the end of the period, labor markets loosened modestly, particularly in the US, brightening the inflation outlook as economic growth remained solid.
  Global equity markets reached record levels during the period as they withstood the adversity of the unsettled geopolitical climate and a higher interest rate environment amid optimism over the wide-scale adoption of artificial intelligence and continued healthy earnings growth.
  Global bond yields climbed to close out the calendar year on the back of the US election result, resilient economic growth, and concerns that global disinflationary progress may have stalled. Reflecting increased inflation uncertainty, market expectations for future Federal Reserve interest rate cuts in 2025 have been pared back while already compressed credit spreads tightened further. Global bond market volatility, as measured by the Merrill Lynch Option Volatility Estimate (MOVE) index, declined in the fourth quarter after peaking before the US election.
  Top contributors to performance relative to the Russell 2000® Growth Index:
    Security selection within the energy sector benefited relative performance.
  Top detractors from performance relative to the Russell 2000® Growth Index:
    Security selection within the information technology, consumer discretionary, health care, and consumer staples sectors weakened relative performance.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE
The fund’s past performance is not a good predictor of the fund’s future performance. The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The graph and table below also do not reflect the deduction of expenses associated with variable products, such as mortality and expense risk charges, separate account charges, and sales charges imposed by the insurance company separate accounts through which the fund is offered. The graph and table below assume reinvestment of dividends and capital gain distributions.
Growth of a Hypothetical $10,000 Investment
This graph shows the performance of a hypothetical $10,000 investment in Service Class over a ten year period or since inception, if shorter, in comparison to (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests.

Average Annual Return [Table Text Block]
Average Annual Total Returns through 12/31/24
This table shows the average annual total returns of the class of shares noted for the periods shown. It also shows the average annual total returns of (i) a broad measure of market performance and (ii) an additional index that MFS believes more closely reflects the market segments in which the fund invests, over the same periods.
Share Class	1-yr	5-yr	10-yr
Service Class	6.44%	4.71%	8.92%
Comparative Benchmark(s)
Russell 3000® Index +∆	23.81%	13.86%	12.55%
Russell 2000® Growth Index +∆	15.15%	6.86%	8.09%
+
Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.

∆	Source: FactSet Research Systems Inc.

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective May 1, 2024, the Russell 3000® Index replaced the Russell 2000® Growth Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The fund continues to use the Russell 2000® Growth Index as an additional benchmark that MFS believes more closely reflects the market segments in which the fund invests.
Updated Performance Information Location [Text Block]	Visit mfs.com/perf/sc for more recent performance information.
Net Assets	$ 713,518,584
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 6,330,541	[20]
Investment Company Portfolio Turnover	66.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 12/31/24
Net Assets ($):	713,518,584	Total Management Fee ($)#:	6,330,541
Total Number of Holdings:	113	Portfolio Turnover Rate (%):	66
# Includes the effect of any management fee waivers, if applicable.
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 12/31/24)
Portfolio structure
Equities	95.4%
Money Market Funds	4.6%
Equity sectors
Health Care	23.9%
Industrials	19.7%
Information Technology	19.5%
Consumer Discretionary	10.0%
Financials	7.1%
Energy	6.3%
Consumer Staples	3.1%
Real Estate	3.0%
Materials	2.4%
Communication Services	0.4%
Top ten holdings
U.S. Foods Holding Corp.	2.2%
Crane Co.	1.9%
SentinelOne, Inc., "A"	1.8%
Guidewire Software, Inc.	1.8%
RB Global, Inc.	1.7%
Genius Sports Ltd.	1.6%
TopBuild Corp.	1.5%
Flowserve Corp.	1.5%
nVent Electric PLC	1.5%
GFL Environmental, Inc.	1.4%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
U.S. Foods Holding Corp.	2.2%
Crane Co.	1.9%
SentinelOne, Inc., "A"	1.8%
Guidewire Software, Inc.	1.8%
RB Global, Inc.	1.7%
Genius Sports Ltd.	1.6%
TopBuild Corp.	1.5%
Flowserve Corp.	1.5%
nVent Electric PLC	1.5%
GFL Environmental, Inc.	1.4%

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